Basis of preparation (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Basis of Preparation
Minimum undiscounted forecast period for assessing future taxable profits	5 years
Threshold forecast period of recovery of tax losses	5 years
Portion of property, plant and equipment in total assets (as a percent)	19.70%	24.40%
Foreign exchange gain (loss)	€ (272)	€ 111	€ (309)
Operating profit
Basis of Preparation
Foreign exchange gain (loss)	(110)	247	(24)
Financing costs
Basis of Preparation
Foreign exchange gain (loss)	(173)	(135)	(284)
Income tax expense
Basis of Preparation
Foreign exchange gain (loss)	€ 11	€ (1)	€ (1)
Land and buildings | Minimum [Member]
Basis of Preparation
Lease term	5 years
Land and buildings | Maximum [Member]
Basis of Preparation
Lease term	10 years